Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2018
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q18 (CHF million)
Credit guarantees and similar instruments	2,212	1,135	3,347	3,134		3	1,554
Performance guarantees and similar instruments	5,066	1,971	7,037	6,095		47	2,809
Derivatives [2]	18,267	6,219	24,486	24,486		445	–	[3]
Other guarantees	4,977	2,097	7,074	7,066		54	4,255
Total guarantees	30,522	11,422	41,944	40,781		549	8,618
4Q17 (CHF million)
Credit guarantees and similar instruments	1,817	1,269	3,086	2,837		12	1,603
Performance guarantees and similar instruments	4,931	2,212	7,143	6,216		44	3,012
Derivatives [2]	15,520	8,984	24,504	24,504		403	–	[3]
Other guarantees	4,461	2,217	6,678	6,673		47	3,833
Total guarantees	26,729	14,682	41,411	40,230		506	8,448
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Other commitments
Other commitments
end of	2Q18						4Q17
	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,231	390	5,621	5,301		3,499	4,976	115	5,091	5,000		3,218
Irrevocable loan commitments [2]	25,834	90,804	116,638	111,328		50,786	24,296	82,105	106,401	101,270		42,307
Forward reverse repurchase agreements	170	0	170	170		170	12	0	12	12		12
Other commitments	432	229	661	661		1	219	128	347	347		0
Total other commitments	31,667	91,423	123,090	117,460		54,456	29,503	82,348	111,851	106,629		45,537
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 115,633 million and CHF 108,663 million of unused credit limits as of the end of 2Q18 and 4Q17 respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M18 (CHF million)
Credit guarantees and similar instruments	2,215	1,140	3,355	3,142		3	1,557
Performance guarantees and similar instruments	5,066	1,971	7,037	6,095		47	2,809
Derivatives [2]	18,267	6,219	24,486	24,486		445	–	[3]
Other guarantees	4,977	2,097	7,074	7,066		54	4,255
Total guarantees	30,525	11,427	41,952	40,789		549	8,621
2017 (CHF million)
Credit guarantees and similar instruments	1,820	1,269	3,089	2,840		12	1,603
Performance guarantees and similar instruments	4,931	2,212	7,143	6,216		44	3,012
Derivatives [2]	15,520	8,984	24,504	24,504		403	–	[3]
Other guarantees	4,461	2,217	6,678	6,673		47	3,833
Total guarantees	26,732	14,682	41,414	40,233		506	8,448
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.

Other commitments
Other commitments
	6M18							2017
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,231	390	5,621		5,301		3,499	4,976	115	5,091		5,000		3,218
Irrevocable loan commitments	25,834	90,804	116,638	[2]	111,328		50,786	24,296	82,105	106,401	[2]	101,270		42,307
Forward reverse repurchase agreements	170	0	170		170		170	12	0	12		12		12
Other commitments	431	229	660		660		1	219	128	347		347		0
Total other commitments	31,666	91,423	123,089		117,459		54,456	29,503	82,348	111,851		106,629		45,537
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 115,635 million and CHF 108,665 million of unused credit limits as of the end of 6M18 and 2017, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.